Post-employment benefits for associates - Schedule of expected future cash flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Pension plans [member]
Expected employer contributions to funded plans
2021 (estimated)	$ 11
Other post-employment benefit plans [member]
Expected employer contributions to funded plans
2021 (estimated)	0
2021 | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	44
2021 | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	19
2022 | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	26
2022 | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	21
2023 | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	28
2023 | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	22
2024 | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	32
2024 | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	23
2025 | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	32
2025 | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	23
2026-2030 | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	185
2026-2030 | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	$ 110